Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2020
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUNICIPALS TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000914529
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2020
Prospectus Date	rr_ProspectusDate	Jun. 01, 2020